Property, Plant And Equipment (Narrative) (Details) - CAD ($) $ in Millions	12 Months Ended
	Aug. 31, 2018	Aug. 31, 2017
Property, Plant And Equipment [Abstract]
Loss on the disposal of property, plant and equipment	$ 1	$ 2